Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 209,296	$ 791	$ 26,985	$ (156)	$ (240,481)	$ (3,565)
IfrsStatementLineItems [Line Items]
Comprehensive loss for the year				9	2,463	2,472
Share-based compensation			487			487
Private placement proceeds (Note 15(b))	2,445					2,445
Issuance costs	(254)	10	103			(141)
Exercise of warrants	2,041	(434)	434			2,041
Ending balance, value at Dec. 31, 2024	213,528	367	28,009	(147)	(238,018)	3,739
IfrsStatementLineItems [Line Items]
Comprehensive loss for the year				(109)	(6,712)	(6,821)
Share-based compensation			273			273
Private placement proceeds (Note 15(b))	29,345					29,345
Issuance costs	(3,549)	844				(2,705)
Exercise of warrants	3,120	(613)				2,507
Repurchase of share-based awards			(1,780)			(1,780)
Ending balance, value at Dec. 31, 2025	$ 242,444	$ 598	$ 26,502	$ (256)	$ (244,730)	$ 24,558